Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Entity Central Index Key	0001872195
Entity Registrant Name	Bullish
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42797
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	10A Building A, 60 Nexus Way, Camana Bay
Entity Address, City or Town	George Town, Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9005
Title of 12(b) Security	Ordinary Shares
Trading Symbol	BLSH
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	150,833,916
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	34
Auditor Name	Deloitte & Touche LLP
Auditor Location	San Francisco, California
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	10A Building A 60 Nexus Way, Camana Bay
Entity Address, City or Town	George Town, Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9005
Contact Personnel Name	Nicholas Armstrong
City Area Code	212
Local Phone Number	309-6000